Balance Sheet (Parenthetical) - $ / shares	Jul. 31, 2019	Oct. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	3,518,571	3,428,571
Common stock, shares outstanding	3,518,571	3,428,571